VARIABLE INTEREST ENTITY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Variable interest entity [Line Items]
Current assets	$ 174,038	$ 109,741
Shareholder's equity	67,597	64,940
VIE [Member]
Variable interest entity [Line Items]
Current assets	1,511	1,521
Shareholder's equity	$ 1,478	$ 1,514